Long Term Debt - Narrative (Details) - USD ($) $ / shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2015	Oct. 20, 2020	Oct. 16, 2020	Jul. 02, 2020	Jun. 18, 2020
Debt Instrument [Line Items]
Preferred stock, liquidation preference, value	$ 10	$ 10
Dividends payable	$ 0	0
Other Liabilities
Debt Instrument [Line Items]
Dividends payable		$ 200
Preference Securities
Debt Instrument [Line Items]
Preference securities, issued (in shares)	5,835	5,835		30,400
Preferred stock, dividend rate, percentage				9.00%
Preferred stock, dividend rate, per-dollar-amount (in dollars per share)				$ 10
Preferred stock, liquidation preference, value				$ 10
Preference Securities | Other Liabilities
Debt Instrument [Line Items]
Dividends payable	$ 200
Preference Securities | Financing Costs
Debt Instrument [Line Items]
Dividends, preferred stock	$ 5,200	$ 5,300	$ 5,300
4.875% Senior notes due 2030 | Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount							$ 30,000	$ 300,000
Interest rate, stated percentage	4.875%	4.875%
6.625% Fixed Rate Reset Junior Subordinated notes due 2041 | Junior Subordinated Debt
Debt Instrument [Line Items]
Debt instrument, face amount					$ 20,000	$ 105,000
Interest rate, stated percentage	6.625%	6.625%
6.625% Fixed Rate Reset Junior Subordinated notes due 2041 | Junior Subordinated Debt | Treasury Rate Determination
Debt Instrument [Line Items]
Derivative, basis spread on variable rate	6.323%